Organization - Additional Information (Detail)	2 Months Ended	3 Months Ended
	Jun. 30, 2023 USD ($)	Jul. 31, 2023 CAD ($) vote shares	Jul. 31, 2023 USD ($) $ / shares shares	Jul. 31, 2023 $ / shares	May 16, 2023 USD ($) shares
Nature of Operations [Line Items]
Date of incorporation		Apr. 24, 2023
Class A common shares [Member]
Nature of Operations [Line Items]
Common stock no par value | $ / shares			$ 0
Number of voting rights per share of non redeemable common stock | vote		1
Common stock shares issued | shares			0
Class B common shares [Member]
Nature of Operations [Line Items]
Temporary equity no par value | $ / shares			$ 0
Number of voting rights per share of redeemable common stock | vote		1
Temporary equity stock issued during the period shares | shares		10
Temporary equity stock issued during the period for original value		$ 10
Temporary equity aggregate amount of redemption requirement			$ 7
Temporary equity redemption price per share | $ / shares				$ 1
FEAC [Member] | Engene [Member]
Nature of Operations [Line Items]
Repayment of other long term debt	$ 8,000,000
Class of warrants or rights number of shares covered by each warrant or right | shares					1
PIPE Financing [Member] | FEAC [Member] | Engene [Member] | Class A common shares [Member]
Nature of Operations [Line Items]
Common stock and warrants issuable value					$ 56,800,000
Modification of existing debt					$ 18,400,000
New Convertible Debt [Member] | FEAC [Member] | Engene [Member]
Nature of Operations [Line Items]
Proceeds from convertible debt	$ 30,000,000